VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

OPPORTUNITY PLUS

A GROUP DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations Under Tax Code Section 403(b),
including Roth 403(b) Plans

UPDATING SUMMARY PROSPECTUS

May 1, 2026

____________________________________________________________________________

There is one class of Contract described in this updating summary Prospectus (“summary Prospectus”). The Contract is issued in connection with plans established by eligible organizations under Tax Code Section 403(b) and 457, including Roth 403(b) plans.

The full prospectus for the Contract (the “full Contract prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA00021. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional information about certain investment products, including variable annuities and fixed interest options with market value adjustments, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary Prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, The Fixed Account II, and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

MVA: A Market Value Adjustment applicable to amounts removed from the Guaranteed Accumulation Account (GAA) prior to the end of a Guaranteed Term.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary Prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary Prospectus is a summary of certain Contract features that have changed since May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Fee Table
•	The Base Contract Expense is currently 1.20%.

•	Investment Options
•	Effective on or about June 20, 2021, the Subaccount that invests in the Franklin Small Cap Value VIP Fund will be closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
•	Effective August 8, 2025, Voya Solution 2025 Portfolio (Class I) merged into Voya Solution Income Portfolio (Class I).
•	Effective May 1, 2025, the Fidelity® VIP Asset Manager Portfolio (Initial Class) change its name to the Fidelity® VIP Asset Manager 50% Portfolio (Initial Class).
•	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
•	Effective October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to Voya Large Cap Growth Portfolio.
•	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
•	Effective February 6, 2026, the Voya Large Cap Value Portfolio (Class I) merged into the Voya Large Cap Value Fund (Class I).
•	Effective March 10, 2026, the American Century Investments® Disciplined Core Value Fund (Class A) changed its name to the American Century Investments® Disciplined Value Fund (Class A).
•	Effective May 1, 2026, the VY® Columbia Small Cap Value II Portfolio changed its name to the VY® Columbia Small Cap Value and Inflection Portfolio.
•	Effective May 1, 2026, the American Funds® –The Bond Fund of America (Class R4), Ariel Fund (Investor Class), Victory Pioneer Global Equity Fund (Class A), and VY® Columbia Small Cap Value II Portfolio (Service Class) have been added to the Variable Investment Options in the Appendix.
•	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
•	Effective on or about July 6, 2026, the VY® Baron Growth Portfolio (Class S) will merge into the Voya MidCap Opportunities Fund (Class S).
•	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) Account Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The early withdrawal charge applies only to amounts withdrawn from the Fixed Account and amounts withdrawn from a Subaccount or the Guaranteed Accumulation Account if they were attributable to amounts held in the Fixed Account (and any earnings on such amounts).

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account (“GAA”) before the end of a Guaranteed Term, we will apply a Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE - Transaction Expenses,” “FEE TABLE - Adjustments,” “CHARGES, FEES AND ADJUSTMENTS - Transaction Fees - Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS - Market Value Adjustments” in the full Contract prospectus.

Are There Transaction Charges?

Yes.

•    In addition to the early withdrawal charge and Market Value Adjustments, the Investor may also be charged for other transactions. If you take a Contract loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan; and

•    Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate.

See “FEE TABLES - Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS” in the full Contract prospectus.

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FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid
Annual Fee	Minimum	Maximum
Base Contract Expenses	1.20%[1,2]	1.25%[1,2]
Portfolio Company fees and expenses	0.46%[3]	3.38%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges and negative Market Value Adjustments that substantially increase costs.

Lowest Annual Cost Estimate: $439	Highest Annual Cost Estimate: $3,637

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   No loans;

•   Fees and expenses of least expensive Fund;

•   No sales charges; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No loans;

•   Fees and expenses of most expensive Fund;

•   No sales charges; and

•   No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLES - Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS - Periodic Fees and Charges” in the full Contract prospectus.

[1]	As a percentage of average Account Value.
[2]	The “Base Contract Expenses” include (1) the mortality and expense risk charge, equal to 1.00% (0.35% for the Voya Government Money Market Portfolio Subaccount), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge up to 0.25%. See “CHARGES, FEES AND ADJUSTMENTS - Periodic Fees and Charges” in the full Contract prospectus.
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
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RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.
Is This a Short–Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term, we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•   To a guaranteed term of the same duration, if available;

•   To a guaranteed term with the next shortest duration, if available; or

•   To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See ‘THE INVESTMENT OPTIONS - The Variable Investment Options” and “THE INVESTMENT OPTIONS - The Fixed Interest Options” in the full Contract prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account” in the full Contract prospectus.

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RESTRICTIONS
Are There Limits on the Investment Options?

Yes,

•   Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information; Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account,” “THE CONTRACT - Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations” in the full Contract prospectus.

Are There any Restrictions on Contract Benefits?

Yes.

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you;

•   Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits;

•   Account Values invested in certain investment options may not be available for rebalancing under the Asset Rebalancing Program. Subaccount reallocations or changes outside of the Asset Rebalancing Program may affect the program;

•   If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections; and Withdrawals may reduce the amount of a death benefit based on Purchase Payments by more than the amount withdrawn.

See “THE CONTRACT - Contract Provisions and Limitations - The Asset Rebalancing Program,” “DEATH BENEFIT - Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options,” “LOANS - Availability” and “OTHER TOPICS – Financial Intermediary Variations” in the full Contract prospectus.

TAXES
What are the Contract’s Tax Implications?

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract prospectus.

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CONFLICTS OF INTEREST
How are Investment Professionals Compensated?

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution” in the full Contract prospectus.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this prospectus. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.10%*	15.89%	11.33%	14.80%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Class I)**,2 Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	0.94%*	8.53%	3.93%	9.47%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)**,2 Investment Adviser: Allspring Funds Management, LLC Subadvisers: Allspring Capital Management Incorporated and Allspring Global Investments (UK) Limited	1.24%	-3.10%	6.14%	7.98%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on the close of business on September 12, 2025, all Administrator Class shares of the Fund converted to Institutional Class shares of the same Fund.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	0.86%**	15.75%***	15.42%**	14.46%***
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Class)[1] Investment Adviser: Saturna Capital Corporation	1.01%**	12.88%**	10.31%**	9.62%**
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class) Investment Adviser: American Beacon Advisors, Inc. Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.16%	4.43%	8.83%	8.42%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A)***1, Investment Adviser: American Century Investment Management, Inc.	0.90%	14.62%	8.54%	10.17%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	Effective March 10, 2026, the American Century Investments® Disciplined Core Value Fund (Class A) changed its name to the American Century Investments® Disciplined Value Fund (Class A).
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R4)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R4) Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R4) Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds® -- The Bond Fund of America® (Class R4)*** Investment Adviser: Capital Research and Management CompanySM	0.58%*	7.16%	-0.36%	2.21%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) will change its name to the American Funds® EUPAC Fund® (Class R4).
***	Effective May 1, 2026, the Fund was added to the contract.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)** Investment Adviser: Ariel Investments, LLC	1.01%	14.15%	9.36%	9.51%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.84%	16.26%	5.85%	9.82%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[1] Investment Adviser: BlackRock Advisors, LLC	1.00%*	13.43%	10.91%	10.75%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[1] Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	4.00%	5.40%	6.36%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund Investment Adviser: Columbia Management Investment Advisers, LLC	0.91%*	4.47%	1.02%	8.66%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus
**	Effective May 1, 2026, the Fund was added to the contract.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%*	14.98%	5.67%	7.13%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
***	Effective May 1, 2025, the Fidelity® VIP Asset Manager Portfolio (Initial Class) changed its name to the Fidelity® VIP Asset Manager 50% Portfolio (Initial Class).
USP.75962-26	15

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%*	10.36%	4.22%	5.59%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.72%	20.39%	6.62%	7.93%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
USP.75962-26	16

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[2] Investment Adviser: Impax Asset Management LLC	0.93%	10.86%	5.38%	7.68%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[2,3] Investment Adviser: Invesco Advisers, Inc.	1.30%	21.27%	-1.65%	5.40%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[2] Investment Adviser: Invesco Advisers, Inc.	0.93%	16.31%	3.62%	6.14%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)[1] Investment Adviser: Invesco Advisers, Inc.	0.79%	9.55%	12.44%	12.50%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[2] Investment Adviser: Invesco Advisers, Inc.	1.04%	8.92%	8.99%	9.73%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	Effective June 20, 2021, the Franklin Small Cap Value VIP Fund closed to new investment by new investors.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[3]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
USP.75962-26	17

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)[1] Investment Adviser: Invesco Advisers, Inc.	0.74%**	30.44%**	17.17%**	11.26%**
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	14.59%	10.65%	10.84%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[1] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%*	6.98%	-0.49%	1.54%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[1] Investment Adviser: Lazard Asset Management LLC	1.10%*	33.12%	7.95%	6.82%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)[1] Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%*	5.62%	1.80%	1.93%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)[1] Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.96%*,**	10.94%**	4.87%**	6.23%**

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.75962-26	18

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity Fund℠ (Investor Shares)[1] Investment Adviser: Parnassus Investments	0.81%	11.64%	11.41%	13.32%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Admin Class)[1] Investment Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Administrative Class)[1] Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Securitized Bond Fund (Class N)[1] Investment Adviser: TCW Investment Management Company	0.70%*	8.71%	-0.97%	1.45%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[1] Investment Adviser: Franklin Advisers, Inc.	1.02%*	12.40%	-2.02%	-0.45%
Seeks long-term capital growth.	Victory Pioneer Global Equity Fund (Class A)** Investment Adviser: Victory Capital Management	1.10%*	41.08%	15.40%	12.75%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Victory Pioneer Equity Income Fund (Class Y)**, [1] Investment Adviser: Victory Capital Management	0.80%*	11.38%	9.11%	9.36%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the Fund was added to the contract.
***	Effective March 31, 2025, the Pioneer Equity Income Fund (Class Y) changed its name to the Victory Pioneer Equity Income Fund (Class Y).
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.75962-26	19

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)[1] Investment Adviser: Victory Capital Management Inc.	1.14%	10.76%	3.34%	5.71%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)**,[1] Investment Adviser: Victory Capital Management Inc.	0.89%	2.33%	9.57%	10.60%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders Fund (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%*	17.80%	13.58%	12.96%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Victory Sycamore Established Value Fund is closed to new investors. The Fund will continue to be available for investment by existing investors and through retirement plan that currently offer the Fund.
***	Effective July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.75962-26	20

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	18.73%	10.25%	8.78%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)***,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%*	7.36%	0.23%	1.14%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.75962-26	21

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
USP.75962-26	22

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.***	0.67%*	15.33%	12.23%	15.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
***	Effective on or about October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to the Voya Large Cap Growth Portfolio.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
USP.75962-26	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long– term growth of capital and current income.	Voya Large Cap Value Fund (Class I)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%
Seeks long– term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
***	Effective February 6, 2026, the Voya Large Cap Value Portfolio (Class I) merged into the Voya Large Cap Value Fund (Class I).
USP.75962-26	24

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income with lower volatility than the broader high yield market.	Voya Short Duration High Income Fund (Class A)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	0.74%	N/A	N/A
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%*	14.54%	6.39%	8.21%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

**	Effective August 8, 2025, the Voya Floating Rate Fund (Class A) merged into the Voya Short Duration High Income Fund (Class A).
***	This Fund is no longer available to new investments.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

[2]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
USP.75962-26	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	18.23%	8.60%	9.86%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund has not been added to your plan by September 1, 2021, the Fund will automatically be made available to your plan on or about November 12, 2021.
USP.75962-26	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	19.90%	9.56%	10.34%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.92%	9.60%	10.36%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.95%	9.57%	10.34%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This Fund is currently available under your variable annuity contract. If this Fund has not been added to your plan by September 1, 2021, the Fund will automatically be made available to your plan on or about November 12, 2021.
USP.75962-26	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[1,2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	20.01%	9.66%	N/A
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2070. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2070 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	N/A	N/A	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The fund is available for investment on August 11, 2025.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[2]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
USP.75962-26	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, Voya Solution 2025 Portfolio (Class I) merged into the Voya Solution Income Portfolio (Class I).
***	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio (Service Class) will merge into the Voya MidCap Opportunities Fund (Initial Class).
****	Effective on or about July 17, 2026, the VY® CBRE Global Real Estate Portfolio (Class I) will merge into the VY® Columbia Real Estate Portfolio (Class I).
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value and Inflection Portfolio (Service Class)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%*	8.04%	9.60%	8.92%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.19%*	39.06%	0.29%	9.27%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the VY® Columbia Small Cap Value II Portfolio changed its name to the VY® Columbia Small Cap Value and Inflection Portfolio.
***	Effective May 1, 2026, the Fund was added to the contract.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS- Market Value Adjustment” in the full Contract prospectus.

Name	Term**	Minimum Guaranteed Interest Rate***
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account	N/A	3.00%

**	The terms available under your plan may vary.
***	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.
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This updating summary Prospectus incorporates by reference the full Opportunity Plus Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA00021 for the Contract prospectus and https://vpx.broadridge.com/getcontract1.asp?doctype=sai&dtype=isp&cid=voyavpx&fid=NRVA00021 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Variable Annuity Account C, and Voya Retirement Insurance and Annuity Company, are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifiers:  C000002957

C000271710

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